Schedule of Financial Assets Measured in Fair Value (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Investments in investees	₪ 239	₪ 2,230
Investment in XTL stocks	92	250
Total assets	331	2,480
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investments in investees	117	83
Investment in XTL stocks	92	250
Total assets	209	333
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investments in investees
Investment in XTL stocks
Total assets
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investments in investees	122	2,147
Investment in XTL stocks
Total assets	₪ 122	₪ 2,147